Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Income from operations	$ 68,131	$ 48,288	$ 134,805	$ 91,286
Ireland
Segment Reporting Information [Line Items]
Income from operations	49,436	26,736	97,002	54,870
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,521	7,970	10,307	14,371
United States
Segment Reporting Information [Line Items]
Income from operations	12,592	9,646	22,447	16,340
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,582	$ 3,936	$ 5,049	$ 5,705